Contract Liability - Schedule of Contract Liability (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Contract Liability [Line Items]
Contract liability	$ 205,079
Contract Liability [Member]
Schedule of Contract Liability [Line Items]
Contract liability	$ 205,079